Defined Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
2017	$ 809
Defined benefit plan expected contribution by employer	400
Long-term debt
Defined Benefit Plan Disclosure [Line Items]
Unfunded liability	$ (3,765)	$ (3,621)